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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes     60 State Street    Boston,      MA         02109
--------------------------------------------------------------------------------
Business Address           (Street)           (City)       (State)    (Zip)

     (617)227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of August, 2005.

                                     Michael B. Elefante
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                13F File No.:         Name:                                   13F File No.:
1. Brian C. Broderick (12)*          28-11136              6. Kurt F. Somerville (32)*             28-10379
----------------------------         --------------        -------------------------------         ---------------
2. Timothy F. Fidgeon                28-06169              7. U. S. Trust Company, N. A.           28-4052
----------------------------         --------------        -------------------------------         ---------------
3. Fiduciary Trust Company           28-471                8.
----------------------------         --------------        -------------------------------         ---------------
4. Gannett, Welsh & Kotler           28-4145               9.
----------------------------         --------------        -------------------------------         ---------------
5. Roy A. Hammer                     28-5798               10.
----------------------------         --------------        -------------------------------         ---------------

----------
* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
A E S CORP.                   COMMON STOCK     00130H105        590401        36044            xx                      36044

ABBOTT LABS                   COMMON STOCK     002824100        327191         6676            xx                       1821
                                                                                               xx      32               4855

AETNA U. S. HEALTHCARE INC.   COMMON STOCK     00817Y108        476215         5750            xx                       5750

AMAZON NOTE CONV SUB DEB      CONV             023135AF3       2012801      2102142            xx                     657857
                              CORPORATE                                                        xx      12             160000
                              BONDS                                                            xx      32            1284285

AMGEN INC.                    COMMON STOCK     031162100       1216758        20125            xx                       8250
                                                                                               xx      12                750
                                                                                               xx      32              11125

ANALOG DEVICES, INC.          COMMON STOCK     032654105       1348757        36150            xx                      18350
                                                                                               xx      12               1800
                                                                                               xx      32              16000

APPLIED MATERIALS INC.        COMMON STOCK     038222105        175553        10850            xx                      10850

                                                                         PAGE: 2
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
APTARGROUP INC.               COMMON STOCK     038336103        837692        16490            xx                       6429
                                                                                               xx      12               1400
                                                                                               xx      32               8661

AUTOMATIC DATA PROCESSING     COMMON STOCK     053015103        315279         7512            xx                       3178
                                                                                               xx      32               4334

AVERY DENNISON CORP.          COMMON STOCK     053611109        532248        10050            xx                       5250
                                                                                               xx      12                800
                                                                                               xx      32               4000

B P PLC ADR                   COMMON STOCK     055622104       2826438        45310            xx                      15660
                                                                                               xx      12               3150
                                                                                               xx      32              26500

BANK OF AMERICA CORP.         COMMON STOCK     060505104        540707        11855            xx                       5985
                                                                                               xx      32               5870

BEA SYSTEMS INC.              CORPORATE        073325AD4       2107725      2148000            xx                     537000
                              BONDS                                                            xx      12             150000
                                                                                               xx      32            1461000

BERKSHIRE HATHAWAY INC.       CLASS B          084670207        417525          150            xx                         63
                                                                                               xx      32                 87

                                                                         PAGE: 3
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
BIOMET INC.                   COMMON STOCK     090613100        546115        15770            xx                       5414
                                                                                               xx      12               1100
                                                                                               xx      32               9256

BRISTOL-MYERS SQUIBB CO.      COMMON STOCK     110122108        695693        27850            xx                       9450
                                                                                               xx      32              18400

CANADIAN NATIONAL RAILWAY CO. COMMON STOCK     136375102       1024729        17775            xx                       5950
                                                                                               xx      12               1500
                                                                                               xx      32              10325

CAPITOL ONE FINL CORP.        COMMON STOCK     14040H105        468059         5850            xx                       5850

CEDAR FAIR L P                COMMON STOCK     150185106        371795        11550            xx                      11550

CHARLES RIVER LABORATORIES    COMMON STOCK     159864107        255725         5300            xx                       5300
INTL INC.

CHEVRON CORP                  COMMON STOCK     166764100        325790         5826            xx                       1371
                                                                                               xx      12                700
                                                                                               xx      32               3755

                                                                         PAGE: 4
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
CISCO SYS INC.                COMMON STOCK     17275R102        391503        20519            xx                      11084
                                                                                               xx      32               9435

CITIGROUP INC.                COMMON STOCK     172967101        351718         7608            xx                       7208
                                                                                               xx      32                400

COGNEX                        COMMON STOCK     192422103        399398        15250            xx                      13450
                                                                                               xx      32               1800

CONEXANT SYSTEMS INC.         COMMON STOCK     207142100         30825        19146            xx                      19146

DEVRY INC.                    COMMON STOCK     251893103        250740        12600            xx                      12600

DOMINION RESOURCES INC.       V A NEW          25746U109        304569         4150            xx                       4150

DOW JONES & CO. INC.          COMMON STOCK     260561105       5815360       164044            xx                      50268
                                                                                               xx      32             113776

DOW JONES & CO. INC.          CLASS B          260561204      23311034       657575            xx                     186117
                              (RESTRICTED)                                                     xx      32             471458

                                                                         PAGE: 5
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
E I DU PONT DE NEMOURS & CO.  COMMON STOCK     263534109        303221         7050            xx                       6050
                                                                                               xx      12               1000

E M C CORP.                   COMMON STOCK     268648102        427752        31200            xx                      15500
                                                                                               xx      12               2000
                                                                                               xx      32              13700

EMERSON ELECTRIC CO.          COMMON STOCK     291011104       1213456        19375            xx                       6625
                                                                                               xx      12               1100
                                                                                               xx      32              11650

ENCANA CORP                   COMMON STOCK     292505104       1886780        47658            xx                      23743
                                                                                               xx      12               3000
                                                                                               xx      32              20915

EXXON MOBIL CORP.             COMMON STOCK     30231G102       2497244        43453            xx                      19331
                                                                                               xx      12               2000
                                                                                               xx      32              22122

FUEL CELL ENERGY INC.         COMMON STOCK     35952H106        212879        20850            xx                      15950
                                                                                               xx      32               4900

GENERAL ELECTRIC CO.          COMMON STOCK     369604103       1982119        57204            xx                      35440
                                                                                               xx      12               5600
                                                                                               xx      32              16164

                                                                         PAGE: 6
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
GENERAL MILLS INC.            COMMON STOCK     370334104        488956        10450            xx                       7050
                                                                                               xx      32               3400

HONEYWELL INTERNATIONAL INC.  COMMON STOCK     438516106        214286         5850            xx                       5850

INTEL CORPORATION             COMMON STOCK     458140100       2009342        77223            xx                      38671
                                                                                               xx      12               2700
                                                                                               xx      32              35852

INTL BUSINESS MACHINES        COMMON STOCK     459200101        200414         2701            xx                       1601
                                                                                               xx      12               1100

IVAX CORP                     CORPORATE        465823AG7       2726168      2733000            xx                     992000
                              BONDS                                                            xx      12             175000
                                                                                               xx      32            1566000

JACOBS ENGINEERING GROUP      COMMON STOCK     469814107        240512         4275            xx                       4275

JEFFERSON-PILOT CORP.         COMMON STOCK     475070108       2031220        40286            xx                      13900
                                                                                               xx      12               2350
                                                                                               xx      32              24036

                                                                         PAGE: 7
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
JOHNSON & JOHNSON             COMMON STOCK     478160104       2538900        39060            xx                      19550
                                                                                               xx      12               3900
                                                                                               xx      32              15610

KEYSPAN CORP.                 COMMON STOCK     49337W100        256410         6300            xx                       6300

KINDER MORGAN ENERGY LTD      COMMON STOCK     494550106        269876         5300            xx                       5300
PARTNERSHIP

KOPIN                         COMMON STOCK     500600101        142973        28034            xx                      11550
                                                                                               xx      32              16484

LIFELINE SYS. INC.            COMMON STOCK     532192101        205375         6394            xx                       1271
                                                                                               xx      32               5123

LOWES COMPANIES INC.          COMMON STOCK     548661107        296922         5100            xx                       5100

LUCENT TECHNOLOGIES INC.      COMMON STOCK     549463107        102141        35100            xx                      35100

                                                                         PAGE: 8
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
MERCK & CO. INC.              COMMON STOCK     589331107       1341833        43566            xx                      15643
                                                                                               xx      12               2450
                                                                                               xx      32              25473

MICROSOFT CORP.               COMMON STOCK     594918104        913963        36794            xx                      27564
                                                                                               xx      12                200
                                                                                               xx      32               9030

NATIONAL CITY CORP            COMMON STOCK     635405103        203014         5950            xx                       5050
                                                                                               xx      12                900

NOKIA CORP. ADR A             COMMON STOCK     654902204        725770        43616            xx                      19231
                                                                                               xx      12               1000
                                                                                               xx      32              23385

NOBLE ENERGY INC.             COMMON STOCK     655044105        325295         4300            xx                       4300

ORACLE CORP                   COMMON STOCK     68389X105        434148        32890            xx                      13429
                                                                                               xx      12               1000
                                                                                               xx      32              18461

PEPSICO INC.                  COMMON STOCK     713448108        746769        13847            xx                       8987
                                                                                               xx      12               1000
                                                                                               xx      32               3860

                                                                         PAGE: 9
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
PFIZER INC.                   COMMON STOCK     717081103        791105        28684            xx                      16714
                                                                                               xx      12               6000
                                                                                               xx      32               5970

PROCTER & GAMBLE CO.          COMMON STOCK     742718109       1759951        33364            xx                      12188
                                                                                               xx      12               5000
                                                                                               xx      32              16176

QUESTAR CORP.                 COMMON STOCK     748356102        599690         9100            xx                       9100

ROCKWELL AUTOMATION INC       COMMON STOCK     773903109        248421         5100            xx                       5100

ROCKWELL COLLINS INC          COMMON STOCK     774341101        453437         9510            xx                       9510

ROYAL DUTCH PETROLEUM CO      N Y REG SHS      780257804        230395         3550            xx                       3550
                              PAR N GLDR
                              1.25

J M SMUCKER CO NEW            COMMON STOCK     832696405        905238        19285            xx                       8857
                                                                                               xx      12               1200
                                                                                               xx      32               9228

                                                                        PAGE: 10
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
STANDARD PACIFIC CORP.        COMMON STOCK     85375C101        694805         7900            xx                       7900

STATE STREET CORP             COMMON STOCK     857477103        465564         9649            xx                       4449
                                                                                               xx      32               5200

T C F FINANCIAL CORP.         COMMON STOCK     872275102        212216         8200            xx                       8200

3 M COMPANY                   COMMON STOCK     88579Y101       1167428        16147            xx                       1899
                                                                                               xx      12               1900
                                                                                               xx      32              12348

UNITED NATURAL FOODS INC      COMMON STOCK     911163103        347494        11442            xx                       1557
                                                                                               xx      32               9885

UNIVERSAL FOREST PRODUCTS     COMMON STOCK     913543104        460095        11100            xx                      11100

WALGREEN CO                   COMMON STOCK     931422109        327679         7125            xx                       6550
                                                                                               xx      32                575

                                                                        PAGE: 11
AS OF:  JUNE 30, 2005      FORM 13F      SEC FILE # MICHAEL B. ELEFANTE\28-06281

                                                                          ITEM 5:      ITEM 6:                         ITEM 8:
                                                ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT                   VOTING AUTHORITY
        ITEM 1:                  ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:     (A)     (B)     (C)
     NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
WYETH                         COMMON STOCK     983024100        700430        15740            xx                       5846
                                                                                               xx      32               9894
AGGREGATE TOTAL:                                            82,570,029